The Groups business and general information (Details Narrative)	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2009
BHSA [Member] | Operation Center in Argentina [Member]
Statement [Line Items]
Proportion of ownership interest	29.89%
Share capital
Statement [Line Items]
Proportion of ownership interest	19.85%	55.64%